INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 380	$ 348	$ 247
Interest expense	3,868	3,387	2,501
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	16	57	32
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	212	210	179
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 3,260	$ 2,772	$ 2,043